Inventories - Impairment allowance roll forward (Details) - Inventory Valuation Reserve - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movement In Valuation Allowances And Reserves1 [Roll Forward]
Beginning Balance	$ 1,717	$ 4,436
Currency translation	(48)	375
Addition	1,276	2,826
Utilization	(342)	(1,920)
Release	(530)	(737)
Ending Balance	$ 2,073	$ 4,980